Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Finance costs.
Interest expenses - third party loans	$ 90,407	$ 55,203		$ 174,991	$ 110,314
Interest expense - withholding tax paid on bond interest	6,741	4,364		6,741	4,364
Unwinding of discount on decommissioning liability	2,320	1,434		4,581	2,667
Interest and finance charges paid/payable for lease liabilities	16,307	13,241		31,202	22,800
Net foreign exchange loss arising from financing - unrealized	1,123,669	73,188		1,150,370
Net foreign exchange loss arising from financing - realized	61,639	53,905		107,052	63,678
Net foreign exchange loss on derivative instruments-unrealized	62,439	2,114		62,109	3,374
Net foreign exchange loss on derivative instruments - realized					1,130
Fair value loss on embedded options		53,330			162,330
Fees on loans and financial derivatives	2,490	5,107		5,933	10,245
Finance costs	$ 1,366,012	$ 261,886	[1]	$ 1,542,979	$ 380,902	[1]

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and MTN SA Acquisition in May 2022.